Mining Equipment, Net (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) shares
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2.5
Number of GPUs	4,500
Gross proceeds	$ 2.2
Shares issued (in Shares) | shares	35,588,548